SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Pre-tax income (loss)			$ (7,369,681)	$ 6,025,812
U.S. federal corporate income tax rate			21.00%	21.00%
Expected U.S. income tax (credit)			$ (1,547,633)	$ 1,265,421
Permanent differences			315,938	(2,756,788)
Change of valuation allowance			1,231,695	1,491,367
Effective tax expense